Noncontrolling interest (Tables)	12 Months Ended
Jun. 30, 2014
Noncontrolling Interest [Line Items]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Table Text Block]
The following table presents the changes in our redeemable noncontrolling interests for the twelve months ended June 30, 2014:

Noncontrolling Interests
Balance as of June 30, 2013	$—
Capital contribution from noncontrolling interest	5,773
Adjustment to noncontrolling interest	56
Acquisition of noncontrolling interest	5,728
Net loss attributable to noncontrolling interest	(380)
Foreign currency translation	(17)
Balance as of June 30, 2014	$11,160